Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Capital One Securities, Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2023-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2023-D_083123_Indictative.xlsx,” provided by the Company on September 11, 2023, containing information on 11,877 automobile retail installment sale contracts (“Receivables”) as of August 31, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2023-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on September 21, 2023, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Credit Report, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable Files in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Report Differences related to spacing in the spelling of the Obligor’s Name were not considered exceptions.

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

2

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #40, #41, #44, #46, #106, #110, #126, and #132. We observed that the origination details screen in the Company's servicing system for these Sample Receivables indicated they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

October 4, 2023

4

Exhibit A

Title Documents

Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Electronic Title in the CPS Title Management System
Application for Certificate of Title	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Ownership	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Registration and Title Application
Application to Title/Reg. A Vehicle	Title & License Plate Application
Certificate of Title	Title and Registration Application
Dealer Guarantee of Title Delivery	Title Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales
Direct Lien Filing Record

Acceptable Company Names

CPS	Consumer Portfolio Service
CPS INC	Consumer Portfolio Services
CPS.INC	Consumer Portfolio Srv, INC
CPS Inc.	Consumer Portfolio Svcs Inc
CPS, INC	Consumer Portfolio Srvcs Inc
CPS, Inc.	Consumer Portfolio Svcs, Inc
C.P.S.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Svcs Q85	Consumer Portfolio Services, Inc.
Consumer Portfolio Servic	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

5

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Certification
Agreement to Provide Insurance	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Declaration Page
Auto Insurance Coverage Summary	Insurance Verification system screenshot
Auto Insurance Policy Amended Declarations	Letter of Coverage
Certificate of Insurance	Memorandum of Insurance
Certificate of No-fault Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Confirmation of Accidental Physical Damage Insurance	Notice of Property Insurance
Declaration Personal Auto Policy	Request for Confirmation of Insurance Coverage
Evidence of Liability Insurance	Temporary Proof of Insurance Card
Endorsement Page of Personal Automobile Insurance	Vehicle Insurance Information
Financial Responsibility Identification Card	Verification of Coverage
Insurance Binder	Verification of Insurance

A-1

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2023D001	51	2023D051	101	2023D101
2	2023D002	52	2023D052	102	2023D102
3	2023D003	53	2023D053	103	2023D103
4	2023D004	54	2023D054	104	2023D104
5	2023D005	55	2023D055	105	2023D105
6	2023D006	56	2023D056	106	2023D106
7	2023D007	57	2023D057	107	2023D107
8	2023D008	58	2023D058	108	2023D108
9	2023D009	59	2023D059	109	2023D109
10	2023D010	60	2023D060	110	2023D110
11	2023D011	61	2023D061	111	2023D111
12	2023D012	62	2023D062	112	2023D112
13	2023D013	63	2023D063	113	2023D113
14	2023D014	64	2023D064	114	2023D114
15	2023D015	65	2023D065	115	2023D115
16	2023D016	66	2023D066	116	2023D116
17	2023D017	67	2023D067	117	2023D117
18	2023D018	68	2023D068	118	2023D118
19	2023D019	69	2023D069	119	2023D119
20	2023D020	70	2023D070	120	2023D120
21	2023D021	71	2023D071	121	2023D121
22	2023D022	72	2023D072	122	2023D122
23	2023D023	73	2023D073	123	2023D123
24	2023D024	74	2023D074	124	2023D124
25	2023D025	75	2023D075	125	2023D125
26	2023D026	76	2023D076	126	2023D126
27	2023D027	77	2023D077	127	2023D127
28	2023D028	78	2023D078	128	2023D128
29	2023D029	79	2023D079	129	2023D129
30	2023D030	80	2023D080	130	2023D130
31	2023D031	81	2023D081	131	2023D131
32	2023D032	82	2023D082	132	2023D132
33	2023D033	83	2023D083	133	2023D133
34	2023D034	84	2023D084	134	2023D134

B-1

35	2023D035	85	2023D085	135	2023D135
36	2023D036	86	2023D086	136	2023D136
37	2023D037	87	2023D087	137	2023D137
38	2023D038	88	2023D088	138	2023D138
39	2023D039	89	2023D089	139	2023D139
40	2023D040	90	2023D090	140	2023D140
41	2023D041	91	2023D091	141	2023D141
42	2023D042	92	2023D092	142	2023D142
43	2023D043	93	2023D093	143	2023D143
44	2023D044	94	2023D094	144	2023D144
45	2023D045	95	2023D095	145	2023D145
46	2023D046	96	2023D096	146	2023D146
47	2023D047	97	2023D097	147	2023D147
48	2023D048	98	2023D098	148	2023D148
49	2023D049	99	2023D099	149	2023D149
50	2023D050	100	2023D100	150	2023D150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-2